COMMON STOCK- Issuance (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Aug. 10, 2021	Jun. 30, 2021	Mar. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, shares outstanding (in shares)	3,162,500	3,162,500	3,162,500		2,875,000
New Dragonfly
Convertible preferred stock outstanding	10,000,000	10,000,000		10,000,000		10,000,000	10,000,000
Options issued and outstanding	3,390,722	3,122,398		2,489,996		2,563,080	2,157,950
Common shares, shares outstanding (in shares)	21,090,876	20,875,475				20,040,470
Shares available for future issuance	526,602	10,327				404,650
Total	35,008,200	34,008,200				33,008,200